Related-Party Transactions - Stock options (Details)		12 Months Ended
	Sep. 12, 2017	Dec. 31, 2021 EUR (€) Option Options item € / shares shares	Dec. 31, 2020 EUR (€) Options € / shares	Dec. 31, 2019 EUR (€) Options Option € / shares shares
Sofinnova Capital VII FCPR
Transactions between the Company and related parties
Number of ordinary shares outstanding		2,764,194
Mr. Dinko Valerio
Transactions between the Company and related parties
Number of ordinary shares outstanding		725,692
Number of options outstanding | Options		146,425
Number of options granted		23,239	24,615	14,918
Exercise price of options granted | € / shares		€ 3.42	€ 8.82	€ 13.78
Number of tranches | item		4
Vesting percentage of options		25.00%
Borrowings, interest rate	8.00%
Period after which unconverted loans become payable on demand	24 months
Shares sold through exercise of options		32,272
Ms. Alison Lawton
Transactions between the Company and related parties
Number of options outstanding | Options		159,245
Number of options granted		23,239	24,615	14,918
Exercise price of options granted | € / shares		€ 3.42	€ 8.82	€ 13.78
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. James Shannon
Transactions between the Company and related parties
Number of ordinary shares outstanding		61,538
Number of options outstanding | Options		155,505
Number of options granted		23.239	24,615	14,918
Exercise price of options granted | € / shares		€ 3.42	€ 8.82	€ 13.78
Number of tranches | item		4
Vesting percentage of options		25.00%
Mr. Bart Filius
Transactions between the Company and related parties
Number of options outstanding | Option		60,609
Number of options granted		23,239	24,615	12,755
Exercise price of options granted | € / shares		€ 3.42	€ 8.82	€ 10.47
Number of options vested				4
Vesting percentage of options				25.00%
Mr. D.A. de Boer
Transactions between the Company and related parties
Number of ordinary shares outstanding		705,309
Number of options outstanding | Option		1,919,655
Number of options granted | Options		442,279	395,561	253,192
Exercise price of options granted | € / shares		€ 3.42	€ 8.82	€ 13.78
Bonus based on goals realized | €		€ 284,000	€ 240,000	€ 273,000
Vesting period		4 years
Weighted average remaining contractual life of outstanding share options		6 years 10 months 24 days